Accrued expenses and other current liabilities (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other current liabilities
Deposits	¥ 20,530		¥ 19,577
Salary and welfare	14,022		10,781
Accrued administrative expenses	2,360		2,263
Rental fee payable	1,367		1,330
Professional fee	1,184		1,559
Liabilities for return allowances	1,029		950
Vehicle fee	732		726
Payable related to employees' exercise of share-based awards	535		221
Interest payable	208		134
Internet data center fee	183		366
Deferred consideration payables	45		445
Others	3,790		5,181
Total	¥ 45,985	$ 6,300	¥ 43,533